Trade and Other Payables (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of provision matrix [line items]
Trade payables	$ 104,258	$ 78,994
Current [Member]
Disclosure of provision matrix [line items]
Trade payables	23,587	31,083
Past due for less than 4 months [Member]
Disclosure of provision matrix [line items]
Trade payables	57,637	16,211
Past due for over 4 months [Member]
Disclosure of provision matrix [line items]
Trade payables	$ 23,034	$ 31,700